Contract Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Contract Assets And Liabilities [Abstract]
Summary of Contract Assets and Contract Liabilities
The components of contract assets and contract liabilities consisted of the following:

	June 30, 2021	December 31, 2020

	(in thousands)
Contract assets - current
Unbilled revenue	$307	$749
Contract assets	2,342	3,047

Total contract assets - current	$2,649	$3,796

Contract liabilities - current
Deferred revenue - short-term	15,602	14,030
Other contract liabilities	346	507

Total contract liabilities - current	$15,948	$14,537

Contract liabilities - long-term
Deferred revenue - long-term	196	2,559

Total contract liabilities - long-term	$196	$2,559

The components of contract assets and contract liabilities consist of the following:

	December 31,
	2020	2019
	(in thousands)
Contract assets - current
Unbilled revenue	$749	$—
Contract assets	3,047	—

Total contract assets - current	$3,796	$—

Contract liabilities - current
Deferred revenue - short-term	$14,030	$7,952
Contract liabilities	507	—

Total contract liabilities - current	$14,537	$7,952

Contract liabilities - long-term
Deferred revenue - long-term	2,559	—

Total contract liabilities - long-term	$2,559	$—

Summary of Changes in Short-term Contract Liabilities	Changes in short-term contract liabilities as of January 1, 2020 were as follows:

Balance on January 1, 2020	8,166
Revenue recognized	(14,656)
Increase due to billings	21,027

Balance on December 31, 2020	$14,537

Summary of Changes in Short-term and Long-term Contract Assets and Contract Liabilities
Changes in short-term and long-term contract assets and contract liabilities reported as of January 1, 2021 were as follows:

	Contract Assets	Contract Liabilities

	(in thousands)
Balance on January 1, 2021	$3,796	$17,096
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	—	(11,992)
Cash received in advance and not recognized as revenue	—	11,242
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(740)	—
Cumulative catch-up adjustment rising from changes in contract estimates.	—	341
Cumulative catch-up adjustment arising from contract modification	—	(382)
Other changes in other contract assets and other contract liabilities	(407)	(161)

Balance on June 30, 2021	$2,649	$16,144